INTANGIBLE ASSETS - Narratives (Details) $ in Thousands		12 Months Ended
	Nov. 23, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Jul. 31, 2023 USD ($)	Dec. 31, 2020 USD ($)
Finite-Lived Intangible Assets
Number of abbreviated new drug applications | item			6
Estimated useful lives (in years)		1 year
Gain (Loss)			$ (2,058)	$ (65)
Carrying Amount		$ 1,839	1,063	12,203		$ 13,210
Impairment of intangible assets			8,724
Cost of intangible assets		2,302	16,076
License of FOLOTYN
Finite-Lived Intangible Assets
Carrying Amount		1,739
Cost of intangible assets		2,000			$ 2,000
Finite-lived intangible assets, remaining amortization period					23 months
Others
Finite-Lived Intangible Assets
Carrying Amount		100	73
Cost of intangible assets		$ 302	244
Others | Minimum
Finite-Lived Intangible Assets
Estimated useful lives (in years)		5 years
Others | Maximum
Finite-Lived Intangible Assets
Estimated useful lives (in years)		10 years
ANDAs
Finite-Lived Intangible Assets
Gain (Loss)	$ 0
Carrying Amount	$ 0		990
Intangible assets, fair value			1,000
Impairment of intangible assets		$ 0	8,700	$ 0
Cost of intangible assets			$ 15,832